UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-8979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

BISYS Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31/05

Date of reporting period:	12/31/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

December 31, 2005

Annual Report

Diversified Stock Fund

Table of Contents

Portfolio Commentary	2

Financial Statements

Schedule of Investments	3

Statement of Assets and Liabilities	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Report of Independent Registered Public Accounting Firm	12

Supplemental Information

Trustee and Officer Information	13

Proxy Voting and Form N-Q Information	15

Expense Examples	16

Additional Federal Income Tax Information	16

Advisory Contract Renewal	17

Victory Capital Management Inc., a subsidiary of KeyBank National Association ("KeyBank"), is the investment adviser to the Victory Variable Insurance Funds. The Victory Variable Insurance Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyBank or its subsidiaries. Victory Capital Management Inc. receives fees for its services from The Victory Variable Insurance Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Variable Insurance Funds.

NOT FDIC INSURED
Shares of The Victory Variable
Insurance Funds are not insured by
the FDIC, are not deposits or other
obligations of, or guaranteed by,
any KeyCorp Bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

Portfolio Commentary

Diversified Stock Fund

Investment Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Commentary

For the fiscal year ended December 31, 2005, the Fund returned 8.75% outperforming the S&P 500 Index1 which returned 4.90%.

Both top-down sector allocation and bottom-up stock selection worked in tandem to enhance returns. Similar to fiscal 2004, the energy sector was the best performing sector throughout the year. The sustained higher level of oil and natural gas prices drove earnings upward for those companies leveraged to the commodities, and the stocks appreciated significantly. The Fund's top four performing securities were Canadian Natural Resources, Unocal, Transocean, and Halliburton, all within this sector.

Holdings within the consumer cyclical sector also helped performance during the year, specifically in the retail industry. May Department Stores was held in the fund when the company was acquired by Federated, and luxury retailer Tiffany performed well as the high-end consumer in the United States held strong while the Company's prospects in Japan improved.

Amgen, Archer-Daniels-Midland, and McKesson were new positions during the year and benefited from significant share appreciation. Avon Products detracted from performance as the Company has suffered through a weak selling environment for its products in the United States, and slowing international growth. Pfizer has underperformed due to the lack of top line growth and an ongoing patent challenge to its top selling drug Lipitor. Despite the Fund's strong overall performance there were other underperforming stocks including Avaya in technology and Du Pont in basic materials.

Portfolio Holdings

As a Percentage of Total Investments

Average Annual Total Return

As a Percentage of Total Investments

INCEPTION DATE	7/1/99
One Year	8.75%
Three Year	17.19%
Five Year	4.33%
Since Inception	3.32%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.VictoryConnect.com.

The total return figure set forth above include all waivers of fees for various periods since inception. In Such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Diversified Stock Fund vs. S&P 500 Index

For the period 7/1/99 to 12/31/05

1The S&P 500 Index is an unmanaged index comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the index and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

Graph reflects investment of growth of a hypothetical $10,000 investment. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.

The Victory Variable Insurance Funds  Schedule of Investments

Diversified Stock Fund  December 31, 2005

(Amounts in Thousands, Except Shares)

Security Description	Shares or Principal Amount	Value
Commercial Paper (3.4%)
Chesham Finance, 4.25%, 1/3/06	$1,393	$1,393
Total Commercial Paper (Cost $1,393)		1,393
Common Stocks (94.8%)
Aerospace/Defense (1.5%):
Honeywell International, Inc.	16,600	618
Airlines (1.1%):
JetBlue Airways Corp. (b)	30,300	466
Apparel/Footwear (1.9%):
Nike, Inc., Class B	8,867	770
Banks (3.2%):
Bank of America Corp.	28,100	1,297
Beverages (0.6%):
Coca-Cola Co.	6,500	262
Biotechnology (5.9%):
Amgen, Inc. (b)	19,500	1,538
Biogen Idec, Inc. (b)	19,400	879
		2,417
Computers & Peripherals (7.3%):
Cisco Systems, Inc. (b)	75,100	1,286
EMC Corp. (b)	7,400	101
International Business Machines Corp.	18,500	1,520
		2,907
Cosmetics & Toiletries (4.3%):
Avon Products, Inc.	19,600	560
Procter & Gamble Co.	20,800	1,203
		1,763
Electronics (5.4%):
General Electric Co.	42,700	1,497
Koninklijke Philips Electronics N.V.	22,100	687
		2,184
Engineering (1.9%):
ABB Ltd., ADR (b)	78,592	764
Financial Services (1.7%):
Morgan Stanley	11,966	679
Health Care (5.3%):
McKesson Corp.	20,400	1,052
Medtronic, Inc.	19,300	1,112
		2,164
Heavy Machinery (1.8%):
Deere & Co.	10,700	729
Hotels & Motels (1.8%):
Starwood Hotels & Resorts Worldwide, Inc.	11,500	734

Security Description	Shares	Value
Insurance (6.9%):
American International Group, Inc.	19,924	$1,359
Genworth Financial, Inc.	7,200	249
Marsh & McLennan Cos., Inc.	16,600	527
St. Paul Cos., Inc.	14,700	657
		2,792
Internet Service Provider (2.8%):
Yahoo, Inc. (b)	29,300	1,148
Manufacturing — Miscellaneous (0.5%):
Pentair, Inc.	6,200	214
Media (0.1%):
Viacom, Inc., Class B	1,100	36
Medical Supplies (0.9%):
Baxter International, Inc.	9,800	369
Mining (5.5%):
Newmont Mining Corp.	30,900	1,650
Rio Tinto PLC, ADR	3,200	585
		2,235
Oil & Gas Exploration, Production & Services (2.9%):
Canadian Natural Resources Ltd.	10,200	506
Transocean, Inc. (b)	9,437	658
		1,164
Oil — Integrated Companies (1.9%):
Amerada Hess Corp.	3,500	444
Chevron Corp.	5,780	328
		772
Oilfield Services & Equipment (2.1%):
Halliburton Co.	14,000	867
Pharmaceuticals (5.2%):
Johnson & Johnson	6,700	403
Medco Health Solutions, Inc. (b)	6,300	352
Novartis AG, ADR	11,800	619
Pfizer, Inc.	32,405	755
		2,129
Railroads (2.1%):
Union Pacific Corp.	10,497	845
Real Estate Investment Trusts (1.7%):
Equity Office Properties Trust	23,202	704
Retail — Specialty Stores (1.5%):
Tiffany & Co.	15,800	605
Semiconductors (6.4%):
Applied Materials, Inc.	72,400	1,299
Freescale Semiconductor, Inc., Class B (b)	24,700	622
Micron Technology, Inc. (b)	50,200	668
		2,589

See notes to schedule of investments and notes to financial statements.

The Victory Variable Insurance Funds  Schedule of Investments — continued

Diversified Stock Fund  December 31, 2005

(Amounts in Thousands, Except Shares)

Security Description	Shares	Value
Software & Computer Services (6.2%):
Microsoft Corp.	56,700	$1,482
Oracle Corp. (b)	83,500	1,020
		2,502
Telecommunications — Equipment (2.6%):
Nokia Oyj, ADR	58,300	1,067
Utilities — Telecommunications (1.8%):
Sprint Nextel Corp.	31,500	736
Total Common Stocks (Cost $34,333)		38,528
Commodities (1.7%):
streetTRACKS Gold Trust (b)	13,200	682
Total Investment Companies (Cost $672)		682
Total Investments (Cost $36,399) (a) — 99.9%		40,603
Other assets in excess of liabilities — 0.1%		43
NET ASSETS — 100.0%		$40,646

Notes to Schedule of Portfolio Investments

(a)  Represents cost for financial reporting and federal income tax purposes.

	Cost of Investments For Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Diversified Stock Fund	$36,345	$4,704	$(554)	$4,150

(b) Non-income producing securities.

ADR — American Depositary Receipts

PLC — Public Liability Co.

See notes to schedule of investments and notes to financial statements.

  Statement of Assets and Liabilities

The Victory Variable Insurance Funds  December 31, 2005

(Amounts in Thousands, Except Per Share Amounts)

	Diversified Stock Fund
ASSETS:
Investments, at value (Cost $36,399)	$40,603
Cash	50
Interest and dividends receivable	45
Receivable for capital shares issued	31
Receivable from brokers for investments sold	381
Prepaid expenses	—	(a)
Total Assets	41,110
LIABILITIES:
Payable to brokers for investments purchased	379
Payable for capital shares redeemed	—	(a)
Payable to Adviser	4
Accrued expenses and other payables:
Investment advisory fees	10
Administration fees	1
Shareholder service fees	48
12b-1 fees	8
Accounting fees	2
Custodian fees	7
Transfer agent fees	—	(a)
Other	5
Total Liabilities	464
NET ASSETS:
Capital	35,137
Accumulated undistributed net investment income	25
Net unrealized appreciation from investments	4,204
Accumulated net realized gains from investment transactions	1,280
Net Assets	$40,646
Outstanding units of beneficial interest (shares)	3,409
Offering and redemption price per share	$11.92

(a)  Rounds to less than $1,000.

See notes to financial statements.

  Statement of Operations

The Victory Variable Insurance Funds  For the Year Ended December 31, 2005

(Amounts in Thousands)

Diversified Stock Fund
Investment Income:
Interest income	$65
Dividend income	460
Total Income	525
Expenses:
Investment advisory fees	102
Administration fees	44
Shareholder servicing fees	75
12b-1 fees	79
Accounting fees	60
Custodian fees	49
Legal and audit fees	73
Trustees' fees and expenses	5
Chief Compliance Officer fees and expenses	1
Transfer agent fees	3
Printing fees	6
Other	1
Total Expenses	498
Expenses waived/reimbursed by Administrator	24
Net Expenses	474
Net Investment Income	51
Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	1,972
Net change in unrealized appreciation/depreciation of investments	1,104
Net realized/unrealized gains from investments	3,076
Change in net assets resulting from operations	$3,127

(a)  Rounds to less than $1,000.

See notes to financial statements.

The Victory Variable Insurance Funds  Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Year Ended December 31, 2005	Year Ended December 31, 2004
From Investment Activities:
Operations:
Net investment income	$51	$153
Net realized gains from investment transactions	1,972	1,910
Net change in unrealized appreciation/depreciation of investments	1,104	319
Change in net assets resulting from operations	3,127	2,382
Distributions to Shareholders:
From net investment income	(26)	(153)
Change in net assets from distributions to shareholders	(26)	(153)
Capital Transactions:
Proceeds from shares issued	14,710	8,296
Dividends reinvested	26	153
Cost of shares redeemed	(5,014)	(5,070)
Change in net assets from capital transactions	9,722	3,379
Change in net assets	12,823	5,608
Net Assets:
Beginning of period	27,823	22,215
End of period	$40,646	$27,823
Share Transactions:
Issued	1,318	800
Reinvested	2	14
Redeemed	(447)	(486)
Change in Shares	873	328
Accumulated undistributed net investment income	$25	$—

See notes to financial statements.

The Victory Variable Insurance Funds  Financial Highlights

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
Net Asset Value, Beginning of Period	$10.97	$10.06	$7.48	$9.83	$9.87
Investment Activities:
Net investment income	0.02	0.06	0.03	0.05	0.04
Net realized and unrealized gains (losses) on investments	0.94	0.91	2.58	(2.35)	(0.01)
Total from Investment Activities	0.96	0.97	2.61	(2.30)	0.03
Distributions
Net investment income	(0.01)	(0.06)	(0.03)	(0.05)	(0.04)
Net realized gains	—	—	—	—	(0.03)
Total Distributions	(0.01)	(0.06)	(0.03)	(0.05)	(0.07)
Net Asset Value, End of Period	$11.92	$10.97	$10.06	$7.48	$9.83
Total Return	8.75%	9.67%	34.97%	(23.44)%	0.32%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$40,646	$27,823	$22,215	$16,806	$20,431
Ratio of expenses to average net assets	1.40%	1.50%	1.50%	1.06%	1.00%
Ratio of net investment income to average net assets	0.15%	0.65%	0.35%	0.57%	0.43%
Ratio of expenses to average net assets*	1.47%	1.76%	1.70%	1.38%	1.64%
Ratio of net investment income (loss) to average net assets*	0.08%	0.39%	0.15%	0.25%	(0.21)%
Portfolio turnover	83%	103%	97%	86%	62%

*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

  Notes to Financial Statements

The Victory Variable Insurance Funds  December 31, 2005

1.  Organization:

The Victory Variable Insurance Funds (the "Trust") was organized as a Delaware business trust on February 11, 1998. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of one fund: the Diversified Stock Fund (the "Fund"). The Fund offers a single class of shares: Class A Shares. The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price ("NOCP"), if applicable. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees ("the Board").

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, and distributions), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund are reclassified as an offset to capital in the statement of assets and liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Continued

  Notes to Financial Statements — continued

The Victory Variable Insurance Funds  December 31, 2005

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2005 were as follows (amounts in thousands):

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Diversified Stock Fund	$35,671	$26,492	$—	$—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on 0.30% of the average daily net assets of the Fund. KeyBank National Association, serving as custodian for the Fund, receives custodian fees of 0.018% of the Fund's average daily net assets.

Effective November 1, 2005, BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), and the Adviser began serving as the Fund's co-administrators. Certain officers of the Trust are affiliated with BISYS Ohio or the Adviser. Such officers, except the Trust's Chief Compliance Officer ("CCO"), receive no direct payments or fees from the Fund for serving as officers of the Trust. The Trust pays the compensation and reimburses the out-of-pocket expenses of the CCO, as approved by the Board.

For its services as co-administrator, BISYS Ohio is paid an annual fee of 0.032% of the first $10 billion of the Trust's aggregate average daily net assets, and 0.025% of all Trust assets exceeding $10 billion. For its services as co-administrator, the Adviser is paid an annual fee of 0.058% of the first $10 billion of the Trust's aggregate average daily net assets, and 0.055% of all Trust assets exceeding $10 billion. For the year ended December 31, 2005, the Adviser received $4 for its services as co-administrator (amount in thousands).

Prior to November 1, 2005, BISYS Ohio served as the Administrator to the Fund. Under the terms of the Administration Agreement, BISYS Ohio's fee was computed daily and paid monthly at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. For the year ended December 31, 2005, BISYS Ohio received $40 for its services as Administrator and co-administrator (amount in thousands). Under a Sub-Administration Agreement, BISYS Ohio paid the Adviser a fee of up to 0.04% of the Fund's average daily net assets to perform certain administrative duties for the Fund.

BISYS Ohio also serves the Trust as Fund Accountant and Transfer Agent for the Fund. Under the terms of the Fund Accounting Agreement, BISYS Ohio is entitled to transaction fees, which are accrued daily and payable on a monthly basis, and an annual fee of $35,000 if the Fund's average daily net assets are less than $175 million or $60,000 if the Fund's average daily net assets are in excess of $175 million.

Under the terms of the Transfer Agent Agreement, BISYS Ohio is entitled to account-based fees and complex-level fees.

In addition, BISYS Ohio is entitled to reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

Victory Capital Advisers, Inc., (the "Distributor") serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor is not affiliated with the Adviser but is an affiliate of BISYS Ohio.

Pursuant to the Trust's 12b-1 Plan, the Distributor receives a monthly distribution and service fee, at an annual rate of 0.25% of the average daily net assets of the Fund. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Fund, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.

The Adviser, BISYS Ohio, or other service providers may waive or reimburse fees to assist the Fund in maintaining a competitive expense ratio. These amounts are not available to be recouped at a future time.

5.   Line of Credit:

The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 0.08% on

Continued

  Notes to Financial Statements — continued

The Victory Variable Insurance Funds  December 31, 2005

$200 million for providing the Line of Credit. For the fiscal year ended December 31, 2005, the Trust paid approximately $1 to KeyCorp for the Line of Credit fee (amount in thousands). As of December 31, 2005, the Fund had no loans outstanding with KeyCorp.

6.   Federal Income Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2005 was as follows (Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.) (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
Diversified Stock Fund	$26	$—	$26

The tax character of distributions paid during the fiscal year ended December 31, 2004 was as follows (Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.) (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
Diversified Stock Fund	$153	$—	$153

As of December 31, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
Diversified Stock Fund	$51	$1,308	$—	$4,150	$5,509

* The differences between the book-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of
The Victory Variable Insurance Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Diversified Stock Fund (hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio

February 13, 2006

The Victory Variable Insurance Funds  Supplemental Information

(Unaudited)

Trustee And Officer Information

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently eleven Trustees, ten of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 20 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and two portfolios in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Independent Trustees.

Mr. David Brooks Adcock, 54	Trustee	May 2005; Advisory Trustee, February 2005 to May 2005	General Counsel, Duke University and Duke University Health System.	Durham Casualty Co., Ltd.

Mr. Nigel D. T. Andrews, 58	Vice Chair and Trustee	August 2002	Retired (since 2001); Managing Director (2000-2001), Internet Capital Group (venture capital); Executive Vice President (1993-2000), GE Capital (financial services).	Great Lakes Chemical Corporation; Old Mutual plc.

Ms. E. Lee Beard, 54	Trustee	May 2005; Advisory Trustee, February 2005 to May 2005	President/Owner (since 2003) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Jakki L. Haussler, 48	Trustee	May 2005; Advisory Trustee, February 2005 to May 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

Ms. Frankie D. Hughes, 53	Trustee	March 2000; Advisory Trustee, January 1999 to March 2000	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management).	None.

Ms. Lyn Hutton, 56	Trustee	March 2002	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003); Vice President and Chief Financial Officer, John D. & Catherine T. MacArthur Foundation (grant making) (June 1998-December 2002).	Chittenden Corporation.

Continued

The Victory Variable Insurance Funds  Supplemental Information — continued

(Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Independent Trustees (continued).

Dr. Thomas F. Morrissey, 71	Trustee	November 1994	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 65	Trustee	August 2002	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments); EMILY's List (political action committee) (2002-2003); U.S. Executive Director (1996-2002), European Bank for Reconstruction and Development.	UBS Bank USA.

Mr. Frank A. Weil, 75	Trustee	December 1997	Chairman, Abacus & Associates, Inc. (private investment firm).	None.

Mr. Leigh A. Wilson, 61	Chair and Trustee	November 1994	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, PBHG Funds (18 portfolios).

Interested Trustee.*

Mr. Roger Noall, 70	Trustee	December 1997	Retired (since February 2000); Executive (1997-2000), KeyCorp.	Alleghany Corporation.

*Mr. Noall is an "interested person" of the Trust by reason of his prior relationship with KeyCorp.

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services Ohio, Inc. ("BISYS") receives fees from the Trust as Administrator.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. David C. Brown, 33	President	January 2006	Senior Managing Director of the Adviser (since July 2004). Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 2002-July 2004). VP of Global Strategic Planning, Gartmore Global (Prior to February 2002).

Mr. John A. Danko, 38	Vice President	February 2006	Director, Client Services, BISYS.

Mr. Christopher K. Dyer, 44	Secretary	February 2006	Managing Director of the Adviser.

Mr. Jay G. Baris, 52	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Ms. Alaina Metz, 38	Assistant Secretary	December 1996	Chief Administrative Officer, BISYS.

Mr. David L. Hughes, 43	Treasurer	May 2005	Vice President and Treasurer, Financial Services Department, BISYS, since February 2005; Chief Financial Officer, Evergreen Investments from 2000 to 2004.

Mr. Christopher E. Sabato, 37	Assistant Treasurer	February 2005	Director of Financial Services, BISYS.

Mr. Martin R. Dean, 41	Assistant Vice President and Anti-Money Laundering Compliance Officer	December 2003	Vice President, Compliance Services, BISYS.

Mr. Edward J. Veilleux, 62	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002; Director of Deutsche Asset Management from 1987 to 2002.

Continued

The Victory Variable Insurance Funds  Supplemental Information — continued

(Unaudited)

Proxy Voting and Form N-Q Information (Unaudited)

Proxy Voting:

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies related to portfolio securities during the year ended December 31, 2005 is available, without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete schedule of investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the Public Reference Room can be obtained by calling 1-800-SEC-0330.

Continued

The Victory Variable Insurance Funds  Supplemental Information — continued

(Unaudited)

Expense Examples

As a shareholder of the Victory Variable Insurance Funds, you incur two types of costs: (1) transaction costs; (2) ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Victory Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expense Paid During Period* 7/1/05-12/31/05	Expense Ratio During Period 7/1/05-12/31/05
Diversified Stock Fund	$1,000.00	$1,082.80	$7.51	1.43%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Variable Insurance Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expense Paid During Period* 7/1/05-12/31/05	Expense Ratio During Period 7/1/05-12/31/05
Diversified Stock Fund	$1,000.00	$1,018.00	$7.27	1.43%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Additional Federal Income Tax Information

Dividends qualifying for corporate dividends received deduction of: (unaudited)

Amount
Diversified Stock Fund	100%

The Victory Variable Insurance Funds  Supplemental Information — continued

(Unaudited)

Advisory Contract:

The Advisory Agreement:

Considerations of the Board in Continuing the Advisory Agreement. The Board last approved the Advisory Agreement at a special meeting called for that purpose on December 14, 2005, following review of the Agreement and related matters at meetings on October 26 and 27, 2005. In determining whether it was appropriate to approve the Agreement, the Board requested information, provided by the Adviser and certain independent consultants, that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel to the Trust and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the Agreement, the Board reviewed numerous factors with respect to the Fund. The Board reviewed the Fund's investment performance during the year. Although investment performance was a significant factor in determining that the Agreement should be continued, the Board considered the following additional factors, among others, in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser:

•  Services provided under the Agreement;

•  Requirements of the Fund for the services provided by the Adviser;

•  The quality of the services expected to be provided;

•  Fees payable for the services;

•  Total expenses of the Fund;

•  Whether the Adviser realized economies of scale and shared them with the shareholders;

•  The Adviser's commitments to operating the Fund at competitive expense levels;

•  Profitability of the Adviser with respect to its relationship with the Fund;

•  Soft-dollar and other service benefits received by the Adviser, including sources of revenue to affiliates of the Adviser from the Fund through custodian and co-administration fees, as well as from revenues from serving as the Fund's securities lending agent;

•  Capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  Historical relationship between the Fund and the Adviser.

Current management fees were reviewed in the context of the Adviser's profitability. In addition, the Board reviewed an analysis prepared by an independent third party, comparing the Fund's expense ratio, advisory fee and performance with comparable mutual funds. The Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts.

The Board compared the Fund's 0.30% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Large Blend category and considered the fact that the fee was lower than the average management fee for the category. The Board also compared the Fund's total annual expense ratio to the average expense ratio for the category and considered the fact that the Adviser voluntarily limited the Fund's total annual expense ratio to 1.34%. The Board then evaluated the Fund's asset size in comparison to the average size of other mutual funds in the category to determine whether the Adviser might have realized any economies of scale and whether establishing fee breakpoints would be appropriate to enable these economies to be shared with the Fund.

The Board then compared the Fund's performance for the one-year, three-years and five-years ended August 31, 2005 to that of a peer group of similar mutual funds and considered the fact that the Fund had outperformed the average performance of the peer group for each period.

Having concluded, among other things, that: (1) the Fund's advisory fees, both when measured before and after the voluntary expense limitation, were within the range of advisory fees charged to comparable mutual funds; (2) the Fund had outperformed its peers during the past one, three and five years; (3) the Adviser's profitability from managing the Fund was limited as a result of the voluntary expense limitation; and (4) the Fund's asset size did not warrant the establishment of advisory fee breakpoints at this time, the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Advisory Agreement.

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Advisory agreements was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Agreement for an additional year on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund, and the comparability of the fees paid to fees paid by other investment companies;

Continued

The Victory Variable Insurance Funds  Supplemental Information — continued

(Unaudited)

•  The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Fund and the Fund's historic performance, including the success of the Fund in achieving stated investment objectives;

•  The Adviser's entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Fund;

•  The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser.

Call Victory at: 800-539-FUND (800-539-3863)	Visit our web site at: www.VictoryConnect.com

1AR-VVIF 2/06

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)           (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1)  The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Frank A. Weil and Dr. Thomas Morrissey, who are both “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2004	$14,050
2005	$15,500

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2004	$0
2005	$0

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2004	$13,675
2005	$3,240

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2004	$0
2005	$0

(e)  (1)  Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. The registrant’s Audit Committee must pre-approve non-audit services to be provided by the principal accountant and the fees charged for these services. The Committee may delegate authority to one or more Committee members to pre-approve these services, subject to subsequent review and approval by the Committee.

(2)  Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

There were no services performed under Rule 2.01 (c) (7) (I) (C).

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not Applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2004	$13,675
2005	$3,240

(h)  Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s Audit Committee has evaluated the non-audit services that the principal accountant provided to the registrant’s investment advisor (and the advisor’s relevant affiliates), which services the committee did not pre-approve, and has concluded that the provision of those services was compatible with maintaining the accountant’s independence.

Item 5.    Audit Committee of Listed Registrants.

(a)          If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.    Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Variable Insurance Funds

By (Signature and Title)*	/s/ David L. Hughes
David L. Hughes, Treasurer
Date:	March 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David C. Brown
David C. Brown, President
Date:	March 10, 2006

By (Signature and Title)*	/s/ David L. Hughes
David L .Hughes, Treasurer
Date:	March 10, 2006